BASIS OF PREPARATION OF THE INTERIM CONDENSED CONSOLIDATED FINANCIAL STATEMENTS (Policies)	6 Months Ended
Jun. 30, 2022
Accounting Policies, Accounting Estimates And Errors [Abstract]
BASIS OF PREPARATION
BASIS OF PREPARATION
The interim condensed consolidated financial statements for the six and three-month periods ended June 30, 2022 have been prepared in accordance with IAS 34 Interim Financial Reporting as issued by the International Accounting Standards Board ("IASB").
The interim condensed consolidated financial statements do not include all the information and disclosures required in the annual consolidated financial statements and should be read in conjunction with the Group’s audited annual consolidated financial statements as of and for the year ended December 31, 2021.
The preparation of these interim condensed consolidated financial statements has required management to apply accounting policies and methodologies based on complex and subjective judgments, estimates based on past experience and assumptions determined to be reasonable and realistic based on the related circumstances. The use of these judgments, estimates and assumptions affects the amounts reported in the statement of financial position, income statement, statement of cash flows, statement of changes in equity, as well as the notes. The final amounts for items for which estimates and assumptions were made in the consolidated financial statements may differ from those reported in these statements due to the uncertainties that characterize the assumptions and conditions on which the estimates are based.
Ongoing conflict between Russia and Ukraine
As of August 4, 2022, hostilities continue in Ukraine. One third of our total subscribers are in Ukraine and Russia, where they are supported by 32,000 employees. VEON’s priority is to protect the safety and well-being of our employees and their families. We have developed and, in some cases, implemented additional contingency plans to relocate work and/or personnel to other geographies and add new locations, as appropriate. As of August 4, 2022, most of our Ukraine subsidiary’s employees remain in the country. As of August 4, 2022, millions of people have fled Ukraine and the country has sustained significant damage to infrastructure and assets.

As the conflict persists, we could lose a greater percentage of our customer base in Ukraine. If Ukrainian refugees choose to relocate permanently outside of Ukraine and switch to local providers, this could have a significant impact on their use and spending on our services. Due to the efforts of our Ukrainian team as well as collaboration with other telecommunications operators in the region, network capacity has remained stable with minimal disruptions since the beginning of the conflict. We have incurred and will continue to incur additional expenditures to maintain and repair our mobile and fixed-line telecommunications infrastructure in Ukraine as a result of any damage inflicted on our infrastructure due to the ongoing conflict, as well as for security, increased energy costs, and related operational and capital expenditures. In addition, our ability to provide services in Ukraine may be impaired if we are unable to maintain key personnel within Ukraine and/or our infrastructure within Ukraine is significantly damaged or destroyed.

In response to the events in Ukraine, the United States, European Union (and individual EU member states) and, the United Kingdom, as well as other countries have imposed wide-ranging economic sanctions and trade restrictions which have targeted individuals and entities as well as large aspects of the Russian economy, including freezing the assets of Russia’s central bank, other Russian financial institutions, and individuals, removing selected Russian banks from the Swift banking system, and curbing certain products exported to Russia. Furthermore, as a response to the imposed sanctions, Russia introduced a number of counter-sanctions aimed at stabilizing domestic financial markets. These, among others, include restrictions related to capital and foreign exchange controls, restrictions on lending to foreign (non-Russian) persons, restrictions on foreign persons’ transactions with Russian securities and real estate, and limitations on export and import of certain goods into and outside Russia. Ukraine is also considering implementation of sanctions on entities with close ties with Russia, which may impact Kyivstar in case it is considered by the local authorities as a Russia-owned company. This may lead to restrictions on payout of dividends, prohibition on renting state property and land, participation in public procurement impacting B2G revenue and potential prohibition on transfer of technology and intellectual rights to Kyivstar from VEON.

The ongoing conflict between Russia and Ukraine, and the sanctions imposed by the various jurisdictions, counter sanctions and other legal and regulatory measures, as well as responses by our service providers, partners, suppliers and other counterparties, including certain professional service providers we rely on, and the consequences of all the foregoing, have negatively impacted and, if the conflict, sanctions and such responses continue or escalate, will continue to negatively impact aspects of our operations and results in Russia and Ukraine, and may affect aspects of our operations and results in the other countries in which we operate. Refer to Form 20-F 2021 Item 3.D—Risk Factors – Market Risks – We have suffered reputational harm as a result of the ongoing conflict between Russia and Ukraine.

The conflict has resulted in the following events and conditions that may cast significant doubt on the Company’s ability to continue as a going concern:
•The current events in the regions where we operate in Ukraine and where we derive a significant amount of our business may pose security risks to our people, our facilities, our operations, and infrastructure, such as utilities and network services, and the disruption of any or all of them could significantly affect our business, financial conditions and results of operations in Ukraine, and cause volatility in the value of our securities. The conflict has also had a marked impact on the economies of Russia and Ukraine. However, since the beginning of the conflict, a significant majority of Ukraine’s network infrastructure has been operating effectively and disruptions in service have been limited to specific areas where the conflict is most intense.

•We have recorded material impairment charges with respect to goodwill in Russia and have also recorded impairment charges related to assets in Ukraine during the period ended June 30, 2022 (refer to Note 6 and Note 7 for additional information), and we may need to record future impairment charges, which could be material, if the conflict continues or escalates and as more information becomes available to management. It is possible further impairment charges may rise to a level as to require additional analysis to determine the true value of assets as outlined in the provisions of our debt agreements and in the worst scenario, when the true value of assets is lower than the liabilities, could require early repayments of our long term debt.

•In Russia, macroeconomic conditions and outlook remains uncertain. We expect our results of operations in Russia on a U.S. dollar basis to fluctuate for the foreseeable future compared to results prior to the onset of the conflict, largely due to the volatility of the Russian ruble.

•As of August 4, 2022, the Company continues to conclude that neither VEON Ltd. nor any of its subsidiaries is targeted by sanctions imposed by the United States, European Union (and individual EU member states) and, the United Kingdom. However, the interpretation and enforcement of these new sanctions and counter-sanctions may result in unanticipated outcomes and could give rise to material uncertainties, which could complicate our business decisions. For example, to protect US foreign policy and national security interests, the US government has broad discretion to at times impose a broad range of extraterritorial “secondary” sanctions under which non-US persons carrying out certain activities may be penalized or designated as sanctioned parties, even if the activities have no ties, contact with, or nexus to the United States or the US financial system at all. These secondary sanctions could be imposed on the Company or any of the Company’s subsidiaries if they were to engage in activity that the US government determined was undertaken knowingly and rose to the level of material or significant support to, for, or on behalf of certain sanctioned parties. The broad nature of the financial sanctions targeted at the Russian financial system, including several banks that have historically provided funding to the Company, along with comprehensive sanctions on investment and vendors in Russia and the ongoing conflict between Russia and Ukraine may therefore have a material impact on aspects of the Company’s operations and business plans in Russia and Ukraine. In addition, we are still assessing the potential impact of the recently introduced guidance regarding the ban on “new investment” in the Russian Federation by U.S. persons and UK persons and the prohibition on U.S., EU, and UK persons furnishing accounting and certain other services to Russia, which may have an effect on our ability to timely file full year 2022 audited financial statements.

•Based on the current state of affairs, the Company currently has sufficient liquidity to satisfy our current obligations at least over the next twelve months from the issuance of the financial statements without the needs of additional financing. Our current liquidity forecast assumes the completion of the anticipated sale of our business in Algeria as disclosed in Note 5 and no early repayments of our long-term debt. In addition to cash on hand, the Company has an undrawn amount of US$163 million under existing credit facilities of which US$82 million is under the VEON Holdings B.V. RCF that can be rolled over until the final maturity date of the RCF in 2024/2025. The Company also expects to meet its financial covenants as required by our debt agreements during the same period. However, these continue to be uncertain times and it is not possible to predict with precision how certain developments will impact our liquidity position, our financial covenants and non-financial provisions in our debt agreements, and our equity levels on a regular and continuous basis both at the group and operating company levels. A continued deterioration in the results or operations of our operating companies could trigger certain financial covenants or non-financial provisions in our debt agreements, requiring accelerated repayment, potentially triggering a cross-default across all debt facilities and the revolving credit facility and negatively impact our liquidity. We may also be impacted by conditions or local legal requirements in international markets that could make it more difficult to service our existing debt obligations or refinance existing debt. Should we not realize the assumptions behind our liquidity forecast, we may not have sufficient liquidity to continue to operate as outlined above. If we are unable to raise additional capital in the market in which we want to raise it, or at all, or if the cost of raising additional capital significantly increases, which has been the case over the last six months due to global inflationary pressures and a number of other factors, we may be unable to make necessary or desired capital expenditures, take advantage of investment opportunities, refinance existing indebtedness or meet unexpected financial requirements, and our growth strategy and liquidity may be negatively affected. This could cause us to be unable to repay indebtedness as it comes due, to delay or abandon anticipated expenditures and investments or otherwise limit operations. For example, the ongoing conflict in Russia and Ukraine has caused us to reconsider our capital outlay to ensure we have sufficient liquidity for maintenance capital expenditures and other key operational spend while at the same time servicing our indebtedness. As a result, capital expenditures that are more discretionary in nature may be put on hold until the impact of the ongoing conflict between Russia and Ukraine, and particularly its effects on our liquidity and financial profile, becomes more certain.

•In response to the geopolitical and economic situation in both Ukraine and Russia, there is a risk of either country imposing external administration over foreign companies or assets. For example, there are laws under review by the Ukrainian government regarding nationalization of property and assets in Ukraine with association to the Russian Federation. Such measures, if adopted and applied in relation to either our Ukrainian or Russian subsidiary, or both, could lead to the involuntary deconsolidation of our Ukrainian and/or Russian operations. Additionally, the United States imposed sweeping export control restrictions on Russia’s ability to obtain goods, software and technology subject to U.S. export control jurisdiction, including a broad array of foreign-made items, that were previously not subject to U.S. export control jurisdiction. This could have an adverse impact on our ability to maintain and/or improve our infrastructure and adversely impact the availability and quality of our services and therefore have a material adverse effect on our operations and results of operation. In the event of future imposed laws and regulations as a result of the ongoing conflict between Russia and Ukraine, our business, the operation of our networks, our supply chain stability of items critical to the telecommunications sector in Russia, and our ability to comply with the terms of our operating licenses and local laws and regulations could be materially adversely impacted.

Management’s actions to address these events and conditions are as follows:

•We have implemented business continuity plans to address known contingency scenarios to ensure that we have adequate processes and practices in place to protect the safety of our people and to handle potential impacts to our operations in Ukraine and Russia.

•The Company has performed sensitivities on the volatility of the Russian ruble with respect to the impact on our financial results and does not expect fluctuations to have a significant impact. In the normal course of business, the Company manages its foreign currency risk by selectively hedging committed exposures and hedges part of its exposure to fluctuations on the translation into U.S. dollars of its foreign operations by holding the borrowings in foreign currencies or by foreign exchange swaps and forwards.

•Management is actively monitoring any new developments in applicable sanctions to ensure that we are in compliance and to evaluate any potential impact on the Company’s financial performance, operations, and governance. As a result of current economic sanctions affecting Russian banks, we repaid our RUB 30 billion seven year term loan with VTB Bank on March 9, 2022 and two of our group-level loans with Sberbank and Alfa Bank respectively, totaling RUB 90 billion in total, were novated to PJSC VimpelCom, within the Russia operating segment, in April 2022. This resulted in the release of the former borrower (VEON Finance Ireland DAC) and the former guarantor (VEON Holdings BV) from their obligations. In addition, the novation of these loans has allowed VEON to ensure that the majority of the Group’s RUB liabilities are held within Russia and as such are matched to the market where RUB revenues are generated, enabling further review of the capital structure of PJSC VimpelCom.

•Management actively monitors the Company’s liquidity position, our financial and non-financial provisions in our debt agreements, and our equity levels on a regular and continuous basis both at the group and operating company levels and should they reach a level considered at-risk, management will take actions to ensure our liquidity position is sufficient and our financial covenants and non-financial provisions in our debt agreements are met. In the event a default provision within our debt agreements is triggered, VEON is in regular communication with its relevant lenders and has an obligation to notify them of any default that occurs and is continuing to occur. Should this occur, VEON will proactively and promptly respond to queries from lenders on the relevant covenant breach and initiate negotiations with lenders should the need arise.

•Management is actively monitoring any new developments in new laws and regulations to ensure that we are in compliance and to evaluate any potential impact on the Company’s financial performance, operations, and governance. The United States imposed sweeping new export control restrictions on Russia’s ability to obtain goods, software and technology subject to U.S. export control jurisdiction, including a broad array of foreign-made items, that were previously not subject to U.S. export control jurisdiction. This could have an adverse impact on our ability to maintain and/or improve our infrastructure and adversely impact the availability and quality of our services and therefore will negatively impact our operations and results of operation in Russia. The Company is currently developing contingency plans to maximize the use of existing equipment in order to minimize the impact on our operations and results while also analyzing the potential for applying for licenses and the applicability of certain exceptions to the licensing requirements with respect to Russia in order to permit continued procurement of goods, software and technology subject to U.S. export control jurisdiction.
•Management is in active talks in order to finalize engagement of an independent auditing firm. As previously announced on May 25, 2022, it is intended that a shareholder resolution to approve such appointment will be the subject of a future general meeting of shareholders.

The accompanying unaudited interim condensed consolidated financial statements have been prepared on a going concern basis. In accordance with International Accounting Standards (“IAS”) 1, Presentation of Financial Statements, the Company has determined that the aforementioned conditions and events, considered in the aggregate, may cast significant doubt about the Company’s ability to continue as a going concern for at least twelve months after the date these consolidated financial statements were authorized for issuance. Management expects the actions it has taken or will take will mitigate the risk associated with the identified events and conditions. However, given the uncertainty and exogenous nature of the ongoing conflict and potential future imposed sanctions as well as potential new counter-sanctions, and given the possible future imposition of external administration over our Russian and Ukrainian operations in particular, management concluded that a material uncertainty remains related to events or conditions that may cast significant doubt on the Company’s ability to continue as a going concern, such that it may be unable to realize its assets and discharge its liabilities in the normal course of business.

NEW STANDARDS, INTERPRETATIONS AND AMENDMENTS ADOPTED BY THE GROUP
NEW STANDARDS, INTERPRETATIONS AND AMENDMENTS ADOPTED BY THE GROUP
The accounting policies adopted in the preparation of the interim condensed consolidated financial statements are consistent with those followed in the preparation of the Group’s annual consolidated financial statements as of and for the year ended December 31, 2021.
A number of new and amended standards became effective as of January 1, 2022, which did not have a material impact on VEON financial statements. The Group has not early adopted any other standards, interpretations or amendments that have been issued but have not yet become effective.